1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Credit Concentration (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Credit Concentration

Credit Concentration

The Company’s customers are primarily physicians and physician organizations in the U.S.  For the year ended March 31, 2015, one customer represented approximately 12% of total revenues.  No individual customer represented more than 10% of revenues for the years ended March 31, 2017 and 2016.